Distribution of Profits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution of Profits
Minimum percentage of after-tax profits of PRC subsidiaries and VIEs set aside to fund a statutory reserve	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred to statutory reserve	50.00%
Statutory reserve fund	$ 28,560,250	$ 26,481,989	$ 21,938,303
Restricted portion of net assets, including general reserve and registered capital of PRC subsidiaries and VIEs	160,336,452	153,138,430
Restricted portion of net assets attributed to general reserve and registered capital	$ 8,027,725	$ 4,820,190